Capital and Reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves [Abstract]
Capital and Reserves
26. Capital and Reserves

•	Share capital

Quantity of shares at December 31, 2021				Share capital December 31, 2021
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Paid-in

Ordinary	612,710,079	1	1	612,710	612,710
On April 24, 2019 the shareholders meeting of BBVA Argentina and the shareholders meetings of its subsidiary BBVA Francés Valores S.A. approved the merger of the two companies, effective as from October 1, 2019. Prior to the merger, BBVA Argentina had a 95% holding of shares and votes of BBVA Francés Valores S.A.
On October 9, 2019, the Argentine Securities Commision (CNV) handed down Resolution No. 20484/2019 concerning the merger, by which BBVA Argentina was authorized to proceed with the issuance of 50,441 common book-entry shares, with a nominal value of $ 1 and entitled to one (1) vote each, to be given to the minority shareholders of BBVA Francés Valores S.A.
On August 27, 2021, the definitive merger agreement by absorption, the capital increase and the dissolution without liquidation of BBVA Francés Valores S.A. were registered in the Public Registry under N° 13,335 and 13,336 of Book 104 of Corporations.

On September 28, 2021, 50,441 (fifty thousand four hundred and forty one) ordinary, book-entry shares, nominal value one peso ($ 1) each and each entitled to one (1) vote per BBVA Argentina share were issued and, delivered to the shareholder of BBVA Francés Valores SA.

•	Share premium
The share premium account represents the difference between the par value of the shares issued and the subscription price.

•	Inflation adjustment to share capital
It comprises the cumulative monetary inflation adjustment on the share capital.

•	Fair value reserve
The fair value reserve comprises the cumulative net change in the fair value of financial assets measured at FVOCI, net of the related income tax.

•	Legal reserve
BCRA regulations establish that 20% of net income as determined in accordance with BCRA Generally Accepted Accounting Principles (BCRA GAAP), should be allocated to the legal reserve.

•	Other reserve
Set up to fulfil the requirement of the CNV where by the entire balance of retained earnings determined in accordance with BCRA GAAP needs to be allocated by the shareholders’ meeting to cash dividends, dividends in shares, set up reserves other than the legal reserve, or a combination there of.

•	Restrictions to the payment of dividends
For statutory purposes, the Bank prepares financial statements in accordance with BCRA GAAP. Dividend distributions are determined by the shareholders based on these statutory financial statements.
Pursuant to the provisions in the regulation in force issued by the BCRA, financial institutions shall apply an annual 20% of the year’s profits determined in accordance with BCRA GAAP to increase legal reserves.
Furthermore, pursuant to the requirements in General Resolution No. 622 issued by the CNV, the shareholders’ meeting considering the financial statements with positive accumulated results determined in accordance with BCRA GAAP shall specifically provide for the allocation of those results.
Specifically, the mechanism to be followed by financial institutions to assess distributable amounts is defined by the BCRA through the regulations in force on the “Distribution of earnings”, provided certain conditions are not met, such as the registration for financial assistance for lack of liquidity granted by that entity, deficiencies in capital or minimum cash contributions and the existence of a certain type of penalty set forth by various regulators and weighted as significant and/or failure to implement corrective measures, among other conditions.
On September 20, 2017, the BCRA issued Communication “A” 6327, which established that financial entities were not be able to make profit distributions with the profit that is originated by the first application of IFRS, and had to constitute a special reserve that could only be used for capitalization or to absorb eventual negative balances of the item “Retained earnings”.
In addition, the Bank shall maintain a minimum capital after the proposed distribution of profits.
On May 15, 2020 the shareholders’ meeting approved the distribution of dividends for an amount of 2,500,000 in nominal value (corresponding to 4,624,018 in values restated as of December 31, 2021).
On November 20, 2020 the shareholders’ meeting approved the distribution of dividends for an amount of 12,000,000 in nominal value (corresponding to 18,838,524 in values restated as of December 31, 2021).

On April 20, 2021, the ordinary and extraordinary shareholders’ meeting was held. At such meeting, the shareholders resolved to:

•	Allocate 29,431,352 (44,424,154 in restated values) out of the Other Reserves to future distributions of earnings to offset the negative balance of Accumulated loss as of December 31, 2020.

•	Approve the partial release of the Other Reserves for future distributions of earnings to allocate 7,000,000 (8,987,545 in restated values) to the payment of cash dividends.
On November 3, 2021, the extraordinary general shareholders’ meeting was held, at which it was decided to partially set aside the other reserves for future distribution of earnings in the amount of 6,500,000 (6,749,594 in restated values) and to consider a supplementary dividend for the same amount, in order to increase the amount of the cash dividend approved by the ordinary and extraordinary general shareholders’ meeting of April 20, 2021.
Since March 19, 2020, by means of successive extensions, the BCRA has suspended the distribution of profits by financial institutions until December 31, 2021 (Communication “A” 7427). Since January 1, 2022 and until December 31, 2022, financial institutions are allowed to distribute profits for up to 20% of the amount that would have correspond had the current rules been applied. Such distribution shall be made in 12 equal, monthly and consecutive installments, once the BCRA’s authorization has been obtained.